FINANCIAL RISK MANAGEMENT - Maturity Analysis (Details) $ in Millions	Jan. 01, 2023 USD ($)
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	$ 1,495.2
Financial liabilities at amortised cost	2,114.6
Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	976.3
Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	161.7
Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	890.5
More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	86.1
Accounts payable and accrued liabilities
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	471.2
Financial liabilities at amortised cost	471.2
Accounts payable and accrued liabilities | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	471.2
Accounts payable and accrued liabilities | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Accounts payable and accrued liabilities | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Accounts payable and accrued liabilities | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Long-term debt
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	930.0
Financial liabilities at amortised cost	930.0
Long-term debt | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	150.0
Long-term debt | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Long-term debt | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	780.0
Long-term debt | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Purchase and other obligations
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	0.0
Financial liabilities at amortised cost	598.5
Purchase and other obligations | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	335.8
Purchase and other obligations | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	132.5
Purchase and other obligations | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	87.7
Purchase and other obligations | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	42.5
Lease obligations
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	94.0
Financial liabilities at amortised cost	114.9
Lease obligations | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	19.3
Lease obligations | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	29.2
Lease obligations | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	22.8
Lease obligations | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	$ 43.6